Supplemental information on oil and gas activities (Schedule of Capitalized Costs Related to Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 192,502	$ 244,278	$ 222,727
Proved properties, Mineral interest and wells	1,034,846	1,250,684	1,079,257
Proved properties, Other uncompleted projects	24,117	15,781	16,480
Unproved properties	100,955	80,579	113,041
Gross capitalised costs	1,352,420	1,591,322	1,431,505
Accumulated depreciation	(615,477)	(883,074)	(771,353)
Total net capitalised costs	736,943	708,248	660,152
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	189,282	165,666	144,672
Proved properties, Mineral interest and wells	950,388	841,063	672,424
Proved properties, Other uncompleted projects	23,856	15,770	16,099
Unproved properties	88,105	69,823	102,760
Gross capitalised costs	1,251,631	1,092,322	935,955
Accumulated depreciation	(561,537)	(447,716)	(354,981)
Total net capitalised costs	690,094	644,606	580,974
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities		0
Proved properties, Mineral interest and wells	45,897	31,149
Proved properties, Other uncompleted projects		0
Unproved properties	12,749	10,426
Gross capitalised costs	58,646	41,575
Accumulated depreciation	(16,683)	(8,522)
Total net capitalised costs	41,963	33,053
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	3,220	4,121	0
Proved properties, Mineral interest and wells	38,561	48,448	18,191
Proved properties, Other uncompleted projects	261	11	0
Unproved properties	101	330	9,991
Gross capitalised costs	42,143	52,910	28,182
Accumulated depreciation	(37,257)	(47,388)	(2,316)
Total net capitalised costs	4,886	5,522	25,866
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities		74,491	3,565
Proved properties, Mineral interest and wells		330,024	44,716
Proved properties, Other uncompleted projects		0	268
Unproved properties		0	290
Gross capitalised costs	0	404,515	48,839
Accumulated depreciation		(379,448)	(42,885)
Total net capitalised costs	$ 0	$ 25,067	5,954
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities			74,490
Proved properties, Mineral interest and wells			343,926
Proved properties, Other uncompleted projects			113
Gross capitalised costs			418,529
Accumulated depreciation			(371,171)
Total net capitalised costs			$ 47,358